INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

US$ MILLIONS	2020	2019
Cost	$13,233	$15,695
Accumulated amortization	(1,466)	(1,309)
Net intangible assets	$11,767	$14,386
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	2020	2019
Cost at beginning of the year	$15,695	$12,515
Additions, net of disposals	102	109
Acquisitions through business combinations(1)	532	3,248
Held for sale	—	(1)
Non-cash (disposals) additions(2)	(2,118)	15
Foreign currency translation	(978)	(191)
Cost at end of year	$13,233	$15,695

(1)See Note 6, Acquisition of Businesses, for additional information.
(2)Non-cash disposals primarily relate to the partial disposition of our Australian export terminal. Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	2020	2019
Accumulated amortization at beginning of year	$(1,309)	$(880)
Non-cash disposals(1)	216	—
Disposals	—	12
Amortization	(458)	(450)
Foreign currency translation	85	9
Accumulated amortization at end of year	$(1,466)	$(1,309)

(1)Non-cash disposals primarily relate to the partial disposition of our Australian export terminal. Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

US$ MILLIONS	2020	2019
Brazilian regulated transmission operation	$2,903	$3,885
North American rail operations	1,929	1,992
North American residential energy infrastructure operation	1,748	1,806
Peruvian toll roads	1,073	1,159
Chilean toll roads	825	814
Indian toll roads(1)	714	769
Indian telecom tower operation(2)	537	—
U.K. telecom towers operation	491	472
U.K. port operation	292	283
Brazilian electricity transmission operation	270	401
Other(3)	985	1,047
Australian export terminal(4)	—	1,758
Total	$11,767	$14,386

(1)Indian toll roads include $641 million of intangible assets at our investments in Simhapuri Expressway Limited and Rayalseema Expressway Limited and $73 million at BIF India Holdings Pte Ltd.
(2)Refer to Note 6, Acquisition of Businesses, for further details.
(3)Other intangibles are comprised of customer contracts at our Australian port operation, Western Canadian natural gas gathering and processing operation, U.S. data center operation, Colombian natural gas transmission operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
(4)Refer to Note 5, Disposition of Businesses, and Note 12, Investment in Associates and Joint Ventures, for further details.
Goodwill is allocated to the following cash generating units or group of cash generating units:

US$ MILLIONS	2020	2019
North American rail operations(1)	$2,126	$2,042
North American residential energy infrastructure operation	1,296	1,274
Western Canadian natural gas gathering and processing operation(1)	756	749
Colombian natural gas distribution operation	520	542
Brazilian regulated transmission operation	490	632
U.S. data center operation(1)	487	486
Other	959	828
Total	$6,634	$6,553

(1)See Note 6, Acquisition of Businesses, for additional information.